                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    GEM Capital Management, Inc.
Address: 70 East 55th Street - 12th Floor
         New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald B. Unterman
Title:  President
Phone:  (212) 753-0700
Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman            New York, New York          November 11, 2003

Report Type   (Check only one):

[ X ]          13F HOLDINGS REPORT
[   ]          13F NOTICE
[   ]          13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $24,811

List of Other Included Managers:            None

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                           FORM 13F INFORMATION TABLE


----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
NAME OF     TITLE OF  CUSIP      VALUE     SHARES/    SH/PRN   PUT/   INVSTMT  OTHER     VOTING    VOTING    VOTING
ISSUER      CLASS                (x$1000)  PRN AMT             CALL   DSCRETN  MANAGERS  AUTHORITY AUTHORITY AUTHORITY

                                                                                         SOLE      SHARED    NONE
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
Agilent     DBCV      00846UAB7  128       125,000    PRN             SOLE               0         0         0
Tech-       3.00%
nologies
Inc.

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Allied      PFD SR C  019589605  3,170     50,927     SH              SOLE               50,927    0         0
Waste Ind.  CONV
Inc.

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

American    DBCV      026874AP2  1,418     2,165,000  PRN             SOLE               0         0         0
Intl Group  11/31
Inc.

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
Cephalon    NOTE      156708AE9  146       155,000    PRN             SOLE               0         0         0
Inc.        2.5%
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

CNF TRI     TECONS    12612V205  456       9,300      SH              SOLE               9,300     0         0
            SER A
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
Devon       DEB       25179MAB9  192       185,000    PRN             SOLE               0         0         0
Energy      4.95%
Corp.
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Echostar    SB NT CV  278762AD1  320       311,000    PRN             SOLE               0         0         0
Commun.     4.875%
            07
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
NAME OF     TITLE OF  CUSIP      VALUE     SHARES/    SH/PRN   PUT/   INVSTMT  OTHER     VOTING    VOTING    VOTING
ISSUER      CLASS                (x$1000)  PRN AMT             CALL   DSCRETN  MANAGERS  AUTHORITY AUTHORITY AUTHORITY

                                                                                         SOLE      SHARED    NONE
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
Ford Motor  PFD TR    345395206  2,674     61,740     SH              SOLE               61,740    0         0
Corp.       CV 6.5%
CAP TR II
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

General     DEB       370442733  2         100        SH              SOLE               100       0         0
Motors      SR
Corp.       CVB
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Invitrogen  Note      46185RAD2  324       350,000    PRN             SOLE               0         0         0
Corp.       2.25%

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

IVAX        NOTE      465823AD4  184       180,000    PRN             SOLE               0         0         0
Corp.       5.50%

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Micron      Note      595112AG8  1,995     1,500,000  PRN             SOLE               0         0         0
Techn.      2.500%
Inc.

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
Motorola    Equity    620076208  592       15,605     SH              SOLE               15,605    0         0
Inc.        Unit 7%
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

NII         CL B      62913F201  24        412        SH              SOLE               412       0         0
Holdings
Inc.
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

National    CAP UTS   632525309  587       16,315     SH              SOLE               16,315    0         0
Australia   EXCH LB
Bank Ltd.
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Nextel      NOTE      65332VAY9  304       326,000    PRN             SOLE               0         0         0
Comm.       5.25%

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Nextel      NOTE      65332VBC6  2,634     2,430,000  PRN             SOLE               0         0         0
Comm.       6.00%
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
NAME OF     TITLE OF  CUSIP      VALUE     SHARES/    SH/PRN   PUT/   INVSTMT  OTHER     VOTING    VOTING    VOTING
ISSUER      CLASS                (x$1000)  PRN AMT             CALL   DSCRETN  MANAGERS  AUTHORITY AUTHORITY AUTHORITY

                                                                                         SOLE      SHARED    NONE
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
St. Paul    Equity    792860306  2,243     32,160     SH              SOLE               32,160    0         0
Cos Inc.    Unit

----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Sempra      Income    816851208  430       15,590     SH              SOLE               15,590    0         0
Energy      Equity
            Unit
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Sovereign   COM       845905108  3,988     214,963    SH              SOLE               214,963   0         0
Bancorp
Inc.
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------

Travelers   NT        89420G307  2,813     122,630    SH              SOLE               122,630   0         0
Property    CV
Cas. Corp.  JR
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------
Young &     NOTE      987425AC9  187       188,000    PRN             SOLE               0         0         0
Rubicam     3.00%
Inc.
----------- --------- ---------- --------- ---------- -------- ------ -------- --------- --------- --------- ----------